CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 37,283	$ 6,086	$ 24,991	$ (125,119)	$ (97,631)		$ (670,673)		$ (102,755)
Foreign currency translation adjustments ("CTA"):
Foreign CTA gains (losses), net of tax	1,522	(612)	3,711	(276)
Reclassification adjustment for realized losses on foreign CTA, net of tax				8,162	8,162	[1]	888	[1]
Net change in foreign CTA gains (losses), net of tax	1,522	(612)	3,711	7,886	13,116		(2,125)		1,681
Retirement-related benefit plans:
Amortization of prior service credits, net of taxes	(229)	(2,405)	(686)	(6,596)
Amortization of actuarial losses, net of taxes	803	955	2,292	2,615
Total retirement-related benefit plans	574	(1,450)	1,606	(3,981)	(5,409)		(6,716)		(7,285)
Change in defined benefit pension and other post retirement benefit plans					22,396		(33,521)		(28,366)
Derivatives:
Unrealized gains (losses), net of taxes	(3,799)	2,752	(3,181)	564
Reclassification adjustment for realized losses, net of taxes	1,684	2,703	2,747	6,312
Change in unrealized gain (loss) on foreign contracts and interest rate swaps currency forward	(2,115)	5,455	(434)	6,876	11,538		19,465		(3,927)
Change in other			3,420		(1,415)		(2,794)		(3,353)
Other comprehensive (loss) income	(19)	3,393	8,303	10,781	45,635		(18,975)		(33,965)
Comprehensive income (loss)	37,264	9,479	33,294	(114,338)	(51,996)		(689,648)		(136,720)
Less: Comprehensive (income) loss attributable to noncontrolling interests	(720)	(714)	(2,168)	(2,135)	(2,863)		59,317		36,681
Comprehensive income (loss) attributable to Sabre Corporation	$ 36,544	$ 8,765	$ 31,126	$ (116,473)	$ (54,859)		$ (630,331)		$ (100,039)

[1]	Relates to the dispositions of Zuji in 2013 and TravelGuru and Sabre Pacific in 2012. See Note 4, Discontinued Operations and Dispositions.